UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           3909 Rush Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           3909 Rush Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3150

Date of fiscal year end: October 31, 2022

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

Bullfinch Fund, Inc. Unrestricted Series
TICKER: BUNRX
PROXY VOTING RECORD
7/1/2022-6/30/2023

===============================================================================
AAR Corporation
AIR
9/20/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-c:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Adobe Incorporated
ADBE
4/20/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:2019 Equity Incentive Plan      Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Advisory Vote-Executive Comp    Management  Yes    For      For
5:Advisory Vote-Frequency         Management  Yes    3 year   Against
6:Inclusive Hiring Report         Shareholder Yes    Against  For
===============================================================================

Adeia, Inc.
ADEA
5/25/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-e:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
===============================================================================

Amazon.com Inc.
AMZN
5/24/2023
-------------------------------------------------------------------------------
                                                    Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management   Yes    For      For
2:Auditors                        Management   Yes    For      For
3:Advisory Vote-Executive Comp    Management   Yes    For      For
4:Advisory Vote-Frequency       Management   Yes    3year    Against
5:1997 Stock Incentive Plan       Management   Yes    For      For
6:Retirement Plan Options         Shareholder  Yes    Against  For
7:Customer Due Diligence Report   Shareholder  Yes    Against  For
8:Content&Product Removal/Restrictions ReportShareholder Yes    Against  For
9:Content Removal Requests Report  Shareholder  Yes    Against  For
10:Stakeholder Impacts Report      Shareholder  Yes    Against  For
11:Alternative Tax Reporting      Shareholder  Yes    Against  For
12:Climate Lobbying Report        Shareholder  Yes    Against  For
13:Gender Racial Pay Report       Shareholder  Yes    Against  For
14:Cost Analysis of Diversity,Equity&Inclusion Programs ShareholderYesAgainstFor
15:Fair Elections                  Shareholder  Yes    Against  For
16:Freedom of Association Report  Shareholder  Yes   Against   For
17:Executive Compensation Process  Shareholder  Yes    Against  For
18:Animal Welfare Standards Report Shareholder  Yes    Against  For
19:Public Policy Board Committee   Shareholder  Yes    Against  For
20:Alternative Director Candidate Policy   Shareholder  Yes    Against  For
21:Warehouse Working Conditions Report Shareholder  Yes   Against   For
22:Packaging Materials Report     Shareholder  Yes   Against   For
23:Facial Recognition Tech Report  Shareholder  Yes    Against  For
===============================================================================

Bristol-Myers Squibb Co.
BMY
5/2/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Independent Board Chairman      Shareholder Yes    Against  For
6:Workplace Non Discrim Audit     Shareholder Yes    Against  For
7:Special Shareholder Meetings    Shareholder Yes    Against  For
===============================================================================

Cisco Systems, Inc.
CSCO
12/08/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Tax Transparency Report         Shareholder Yes    Against  For
===============================================================================

Consolidated Water Co. LTD
CWCO
5/23/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-06:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
===============================================================================

Corning Inc.
GLW
4/27/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-o:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
=============================================================================

Crown Castle Inc.
CCI
5/17/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-j:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Officer Exculpation             Management  Yes    For      For
=============================================================================

CVS Health Corporation
CVS
5/18/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:Paid Sick Leave Policy          Shareholder Yes    Against  For
6:Special Meetings Threshold      Shareholder Yes    Against  For
7:Fair Elections                  Shareholder Yes    Against  For
8:Workers Rights Assessment Report  Shareholder Yes    Against  For
9:Directors on Multiple Boards      Shareholder Yes    Against  For
===============================================================================

Edwards Lifesciences
EW
5/11/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-9:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Limit Liability of Certain Officers  Management  Yes    For      For
6:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Expeditors International of Washington
EXPD
5/2/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-9:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Excessive Termination Pay       Shareholder Yes    Against  For
6:Diversity & Inclusion           Shareholder Yes    Against  For
===============================================================================

Fresh Del Monte Produce Inc.
FDP
5/4/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-2:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
===============================================================================

Arthur J Gallagher & Co.
AJG
5/9/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-i:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:Limit Liability of Certain Officers  Management  Yes    For      For
===============================================================================

Intel Corp.
INTC
5/11/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:2006 Equity Incentive Plan      Management  Yes    For      For
5:Advisory Vote-Frequency         Management  Yes    3 year   Against
6:Executive Stock Retention       Shareholder Yes    Against  For
7:China Business ESG Congruence   Shareholder Yes    Against  For
===============================================================================

Johnson & Johnson
JNJ
4/27/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Mandatory Arbitration           Shareholder Yes    Against  For
6:Vaccine Pricing Report          Shareholder Yes    Against  For
7:Exec Comp Adjustment Policy     Shareholder Yes    Against  For
8:Extended Patent Exclusivities Impact      Shareholder  Yes    Against  For
===============================================================================

Medtronic PLC
MDT
12/08/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Renew Board's Authority to Issue Shares   Management   Yes    For      For
5:Renew Board's Authority to Opt Out of Preemption Rights ManagementYes For For
6:Authorize Overseas Share Purchases        Management   Yes    For      For
===============================================================================

Meridian Bioscience Inc.
VIVO
Special Meeting
10/10/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Merger                          Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Adjounrment                     Management  Yes    For      For
===============================================================================

Meritage Homes Corporation
MTH
5/18/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-5:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:2018 Stock Incentive Plan       Management  Yes    For      For
===============================================================================

Microsoft Corp.
MSFT
12/13/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Diversity/Inclusion Cost/Benefit ReportShareholder Yes  Against   For
5:Inclusive Hiring Report         Shareholder Yes    Against  For
6:Climate Change Companies Investments Shareholder Yes    Against  For
7:Gov't Use of Microsoft Tech     Shareholder Yes    Against  For
8:Military Product Development    Shareholder Yes    Against  For
9:Tax Transparency Report         Shareholder Yes    Against  For
=============================================================================

Oracle Corp.
ORCL
11/16/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-15:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Paychex Inc.
PAYX
10/13/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-j:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Reliance Steel & Aluminum Co.
RS
5/17/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-i:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Universal Corporation
UVV
8/2/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Verizon Communications Inc.
VZ
5/11/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Gov't Request to Remove Content Shareholder Yes    Against  For
6:Prohibit Political ContributionsShareholder Yes    Against  For
7:Clawback Policy                 Shareholder Yes    Against  For
8:Annual Equity AwardsRatificationShareholder Yes    Against  For
9:Independent Chair               Shareholder Yes    Against  For
===============================================================================

Viatris
VTRS
12/09/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-D:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Western Digital Corporation
WDC
11/16/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-h:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Long Term Incentive Plan        Management  Yes    For      For
4:Employee Stock Purchase Plan    Management  Yes    For      For
5:Auditors                        Management  Yes    For      For
===============================================================================

Xperi Inc.
XPER
4/27/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:a-e:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

Zumiez Inc.
ZUMZ
5/31/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-c:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   For
4:2023 Equity Incentive Plan      Management  Yes    For      For
5:2023 Employee Stock Purchase Plan    Management  Yes    For      For
6:Auditors                        Management  Yes    For      For
===============================================================================


Bullfinch Fund, Inc. Greater Western New York Series
TICKER: BWNYX
PROXY VOTING RECORD
7/1/2022-6/30/2023
===============================================================================

Astronics Corp.
ATRO
5/23/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-08:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   For
5:Increase Authorized Shares      Management  Yes    For      For
===============================================================================

Bristol-Myers Squibb Co.
BMY
5/2/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Independent Board Chairman      Shareholder Yes    Against  For
6:Workplace Non Discrim Audit     Shareholder Yes    Against  For
7:Special Shareholder Meetings    Shareholder Yes    Against  For
===============================================================================

Citigroup Inc.
C
4/25/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-m:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:2019 Stock Incentive Plan       Management  Yes    For      For
5:Advisory Vote-Frequency         Management  Yes    3 year   Against
6:Termination Pay                 Shareholder Yes    Against  For
7:Independent Board Chairman      Shareholder Yes    Against  For
8:Indigenous Peoples' Rights      Shareholder Yes    Against  For
9:Fossil Fuel Financing           Shareholder Yes    Against  For
===============================================================================

Columbus McKinnon          Corp.
CMCO
7/18/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-j:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Columbus McKinnon          Corp.
CMCO
Special Meeting
10/17/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Size of Board of Directors      Management  Yes    Against  Against
2:Adjournment                     Management  Yes    Against  Against
===============================================================================

Community Bank System, Inc.
CBU
5/17/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
===============================================================================

Computer Task Group Inc.
CTG
9/20/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-2:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================


Constellation Brands, Inc.
STZ
7/19/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-04:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Constellation Brands, Inc.
STZ
Special Meeting
11/9/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Common Stock Reclassification   Management  Yes    For      For
2:Adjournment                     Management  Yes    For      For
===============================================================================

Corning Inc.
GLW
4/27/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-o:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
===============================================================================

CVS Health Corporation
CVS
5/18/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:Paid Sick Leave Policy          Shareholder Yes    Against  For
6:Special Meetings Threshold      Shareholder Yes    Against  For
7:Fair Elections                  Shareholder Yes    Against  For
8:Workers Rights Assessment Report  Shareholder Yes    Against  For
9:Directors on Multiple Boards      Shareholder Yes    Against  For
===============================================================================

FirstEnergy Corp.
FE
5/24/23
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:Special Meetings Threshold      Management  Yes    For      For
6:Termination Pay Ratification    Shareholder Yes    Against  For
7:Decarbonization Risk Committee  Shareholder Yes    Against  For
===============================================================================

Gibraltar Industries, Inc.
ROCK
5/3/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.a-h:Directors                   Management  Yes    For      For
2:Advisory Vote-Frequency         Management  Yes    3 year   Against
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:2018 Equity Incentive Plan      Management       Yes    For      For
5:Exclusive Forum Provision       Management  Yes    For      For
6:Auditors                        Management  Yes    For      For
===============================================================================

Graham Corp
GHM
7/27/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-2:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Employee Stock Purchase Plan    Management  Yes    For      For
===============================================================================

Harsco Corp.
HSC
4/19/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-9:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:Equity & Incentive Comp Plan    Management  Yes    For      For
===============================================================================

Integer Holdings Corporation
ITGR
5/24/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-k:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
===============================================================================

Johnson & Johnson
JNJ
4/27/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Mandatory Arbitration           Shareholder Yes    Against  For
6:Vaccine Pricing Report          Shareholder Yes    Against  For
7:Exec Comp Adjustment Policy     Shareholder Yes    Against  For
8:Extended Patent Exclusivities Impact      Shareholder  Yes    Against  For
===============================================================================

L3Harris Technologies Inc.
LHX
4/21/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Lobbying Transparency           Shareholder Yes    Against  For
===============================================================================

Life Storage Inc.
LSI
5/18/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a.-h:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
===============================================================================

M & T Bank Corp.
MTB
4/18/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-q:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Equity Incentive Comp Plan      Management  Yes    For      For
5:Auditors                        Management  Yes    For      For
===============================================================================

Manning & Napier Inc.
MN
Special Meeting
8/3/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Merger                          Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Adjournment                     Management  Yes    For      For
===============================================================================

Monro Inc.
MNRO
8/16/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-05:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Moog Inc. Class A
MOGA
1/31/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

National Fuel Gas          Co.
NFG
3/9/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-07:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
===============================================================================

Northrop Grumman Corp.
NOC
5/17/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-m:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Special Meetings Threshold      Management  Yes    For      For
6:Political/Human Rights AlignmentShareholder Yes    Against  For
7:Independent Board Chair         Shareholder Yes    Against  For
===============================================================================

Oracle Corp.
ORCL
11/16/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-15:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Paychex Inc.
PAYX
10/13/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-j:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Servotronics Inc.
SVT
6/9/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-f:Directors                    Management  Yes    For      For
1g-h:Directors                    Non Shareholder Yes  Against  For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Southwest Airlines Co.
LUV
5/17/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-n:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Removal of Directors Without Cause   Shareholder Yes    Against  For
6:Termination Pay Ratification    Shareholder Yes    Against  For
==============================================================================


Taylor Devices Inc.
TAYD
10/21/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-2a:Directors                   Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Stock Option Plan               Management  Yes    For      For
===============================================================================

Ultralife Corporation
ULBI
7/20/2022
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-05:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

Verizon Communications, Inc.
VZ
5/11/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Advisory Vote-Frequency         Management  Yes    3 year   Against
4:Auditors                        Management  Yes    For      For
5:Gov't Request to Remove Content Shareholder Yes    Against  For
6:Prohibit Political ContributionsShareholder Yes    Against  For
7:Clawback Policy                 Shareholder Yes    Against  For
8:Annual Equity AwardsRatificationShareholder Yes    Against  For
9:Independent Chair               Shareholder Yes    Against  For
===============================================================================

Xerox Holdings Corporation
XRX
5/25/2023
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-h:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Advisory Vote-Frequency         Management  Yes    3 year   Against
5:Performance Incentive Plan      Management  Yes    For      For
6:Termination Pay Ratification    Shareholder Yes    Against  For
===============================================================================

                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President
August 25, 2023